Schedule of Investments (unaudited)	iShares® MSCI UAE ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.2%
Aramex PJSC	608,042	$483,394

Passenger Airlines — 2.1%
Air Arabia PJSC	1,340,551	824,853

Banks — 34.1%
Abu Dhabi Commercial Bank PJSC	779,085	1,694,793
Abu Dhabi Islamic Bank PJSC	621,538	1,692,204
Ajman Bank PJSC(a)	863,820	508,054
Dubai Islamic Bank PJSC	1,166,436	1,669,889
Emirates NBD Bank PJSC	469,139	1,741,715
First Abu Dhabi Bank PJSC	1,627,214	5,623,302
Sharjah Islamic Bank	859,866	479,561
		13,409,518
Building Products — 1.0%
Ras Al Khaimah Ceramics	570,482	403,832

Capital Markets — 1.7%
Dubai Financial Market PJSC	1,330,382	524,463
SHUAA Capital PSC(a)	1,427,261	152,310
		676,773
Construction & Engineering — 0.0%
Arabtec Holding PJSC(a)(b)	2,433,366	7
Drake & Scull International PJSC(a)(b)	2,972,998	14,974
		14,981
Diversified Consumer Services — 0.7%
Taaleem Holdings PSC, NVS(a)	340,879	258,934

Financial Services — 2.4%
Al Waha Capital PJSC	1,205,205	383,575
Amanat Holdings PJSC	1,370,980	362,439
Amlak Finance PJSC(a)	959,339	193,522
Gulf General Investment Co.(a)(b)	7,295,803	23,638
		963,174
Diversified Telecommunication Services — 22.2%
Al Yah Satellite Communications Co.	776,303	541,074
Emirates Telecommunications Group Co. PJSC	1,304,431	8,188,975
		8,730,049
Food Products — 1.1%
Agthia Group PJSC	339,819	451,291

Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(b)	112,588	2

Hotels, Restaurants & Leisure — 2.9%
Americana Restaurants International PLC	1,014,849	1,143,897
Security	Shares	Value

Industrial Conglomerates — 6.0%
Dubai Investments PJSC	1,280,753	$766,634
Multiply Group(a)	1,572,825	1,415,805
Q Holding PJSC(a)	286,139	177,699
		2,360,138
Oil, Gas & Consumable Fuels — 1.5%
Dana Gas PJSC	2,585,723	577,824

Real Estate Management & Development — 16.7%
Aldar Properties PJSC	1,221,650	1,693,715
Deyaar Development PJSC(a)	355,992	64,450
Emaar Development PJSC	41,367	58,311
Emaar Properties PJSC	2,331,202	3,897,396
Eshraq Investments PJSC(a)	1,916,280	292,977
RAK Properties PJSC(a)	1,566,916	299,379
Union Properties PJSC(a)	3,360,682	250,207
		6,556,435
Specialty Retail — 4.3%
Abu Dhabi National Oil Co. for Distribution PJSC	1,487,238	1,676,354

Water Utilities — 2.6%
Emirates Central Cooling Systems Corp.	1,266,207	589,503
National Central Cooling Co. PJSC	519,537	413,032
		1,002,535
Total Long-Term Investments — 100.5%
(Cost: $39,722,520)	.	39,533,984

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(c)(d)	130,000	130,000

Total Short-Term Securities — 0.3%
(Cost: $130,000)		130,000

Total Investments — 100.8%
(Cost: $39,852,520)		39,663,984

Liabilities in Excess of Other Assets — (0.8)%		(316,070)

Net Assets — 100.0%		$39,347,914

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI UAE ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$80,000	$50,000	(a)	$—	$—	$—	$130,000	130,000	$2,134	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,084,309	$29,411,054	$38,621	$39,533,984
Short-Term Securities
Money Market Funds	130,000	—	—	130,000
	$10,214,309	$29,411,054	$38,621	$39,663,984

Portfolio Abbreviation

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

2